Securities Transactions	9 Months Ended
Jul. 31, 2011
Securities Transactions Disclosure [Abstract]
Securities Transactions [Text Block]
8.	Securities Transactions

Common Stock issued to Officers, Directors and Certain Consultants

During the nine months ended July 31, 2011, pursuant to his compensation arrangement, the Company issued 450,000 shares of common stock to its Chief Executive Officer, Michael W. Brennan, at $0.01 per share.  The aggregate fair market value of the shares was determined to be $4,500.  For additional services rendered, Mr. Brennan received 3,000,000 shares of common stock valued at $18,000, or $0.006 per share, under the Company’s 2011 Employee Benefit Plan on February 17, 2011  as well as on June 1, 2011 valued at the same price per share for a second $18,000.

On June 1, 2011, the Company issued 3,000,000 shares of common stock to its Chief Financial Officer, Victor Hollander, for additional services rendered to the Company.  The fair market value of the shares was determined to be $18,000, or $0.006 per share.

The Company issued 75,000 shares of common stock to a consultant of the Company, during the nine months ended July 31, 2011 in accordance with his compensation arrangement.  The shares were issued at $0.01 per share, with an aggregate fair market value of $750.

The Company issued 4,500,000 shares of common stock to three consultants of the Company, during the nine months ended July 31, 2011 under Company’s 2011 Employee Benefit Plan. The shares were issued at prices ranging from $0.006 to $0.01 per share, with an aggregate fair market value of $45,000.

Common Stock Issued in Private Placement Transactions

Between November 5, 2010 and July 31, 2011, Dutchess Opportunity Fund purchased 9,408,038 shares of common stock at prices ranging from $0.006 to $0.01 per share under the terms of the May 4, 2010 Securities Purchase Agreement.  The Company received proceeds of $60,192, net of $880 in transfer fees, over eight separate sale transactions.

Common Stock Issued in Cancellation of Debt

Between November 2, 2010 and July 31, 2011, the Company issued 141,829,228 shares of common stock to Asher Enterprises, Inc. upon conversion of $203,965 in convertible notes, plus $3,500 in accrued interest thereon, at prices ranging from $0.001 to $0.0004 per share.

On February 17, 2011, the Company converted $18,000 in accrued legal fees due the Company legal firm into 3,000,000 shares of common stock at $0.006 per share.

On June 1, 2011, the Company issued 5,733,333 shares of common stock to a consultant upon the conversion of $34,000 of a convertible note at $0.006 per share.

Common Stock Issued for Loan

In May 2011, the Company issued 600,000 shares of common stock at $0.05 per share as partial consideration for a $30,000 loan.